CORPORATE INCOME TAX	12 Months Ended
Dec. 31, 2025
CORPORATE INCOME TAX
CORPORATE INCOME TAX

19.CORPORATE INCOME TAX

The tax report filed by the entities under the Group is subject to examination by the tax authorities. As the application of tax laws and regulations is susceptible to varying interpretations, the amounts reported in the consolidated financial statements are more-likely-than-not and could change based on the interpretation of tax law by the relevant legal authorities.

The major components of tax expense for the years ended December 31, 2025, 2024 and 2023 were:

	For the year ended December 31,
	2023	2024	2025	2025
	VND million	VND million	VND million	USD
Income taxes
Current income tax expense/(income)	111,427	56,926	(850)	(33,836)
Deferred income tax expense/(income)	(34,502)	(86,621)	358,139	14,256,558
Income tax expense/(income) reported in the consolidated statement of operations	76,925	(29,695)	357,289	14,222,722

19.CORPORATE INCOME TAX (continued)

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2 Summary of Significant Accounting Policies, the reconciliation of tax computed by applying the Vietnam’s statutory tax rate of 20% to the Group’s income tax expense of the years presented are as follows:

	For the year ended December 31,				Effective tax rate
	2023	2024	2025	2025	2025
	VND million	VND million	VND million	USD
Loss before tax expense	(60,173,423)	(77,384,644)	(99,225,559)	(3,949,904,821)
Income tax benefit computed at the Vietnam statutory tax rate of 20%	(12,034,685)	(15,476,929)	(19,845,112)	(789,980,972)	20%
Effect of preferential tax rates	5,189,245	9,534,979	15,750,139	626,971,020	(15.9)%
Foreign tax rates differential	(341,129)	(376,196)	(1,221,728)	(48,633,733)	1.2%
Deemed contribution from owners through cash donation to the Company (i)	1,974,626	2,035,221	2,300,017	91,557,541	(2.3)%
Deemed contribution from owner through free electric charging offered to VinFast’s customers (i)	—	590,075	—	—	0.0%
Others	492,047	542,007	1,074,556	42,775,208	(1.1)%
Change in valuation allowance	4,796,821	3,121,148	2,299,417	91,533,657	(2.3)%
Estimated income tax expense	76,925	(29,695)	357,289	14,222,722	(0.4)%
(i)	These amounts are treated as taxable income under Vietnam tax regulations.

The Vietnam statutory income tax rate was used because the majority of the Group’s operations are based in Vietnam.

19.1 Current corporate income tax

Singapore

The Company incorporated in Singapore is subject to the Singapore Corporate Tax rate of 17% for the years ended December 31, 2025.

Vietnam

The statutory corporate income tax rate applied for subsidiaries in Vietnam is 20% of taxable income, except for VinFast Vietnam (include Ha Tinh Branch), VinEG and VinES Ha Tinh.

19.CORPORATE INCOME TAX (continued)

19.1 Current corporate income tax (continued)

The statutory CIT rate applicable to the income generated from investment projects of these entities is 10% in the first consecutively 15 years commencing from the first year in which income from investment project is generated. These entities are entitled to an exemption from CIT for investment project for 4 years commencing from the first year in which a taxable income from investment project is earned or commencing from the fourth year from the first year in which revenue is generated if no taxable profit is earned for the first 3 years, and a 50% reduction of CIT for the subsequent 9 years. Details of these tax incentives period depend on the specific condition of each entity.

Others

The CIT rates applicable to subsidiaries established in countries other than Singapore and Vietnam vary depending on the regulations of the local tax authorities.

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was as follows (in millions):

	For the year ended December 31,
	2023	2024	2025	2025
	VND million	VND million	VND million	USD
Cash paid for income taxes
Vietnam	—	11,636	55,180	2,196,569
Singapore	—	182	(12)	(478)
United States	99,791	—	—	—
Total cash paid for income taxes, net of refunds	99,791	11,818	55,168	2,196,091

19.CORPORATE INCOME TAX (continued)

19.2 Deferred tax

	For the year ended December 31,
	2024	2025	2025
	VND million	VND million	USD
Deferred tax assets
Unrecognised tax loss carried forward	8,936,844	10,053,701	400,211,019
Deferred tax assets from lease back transaction	3,625,123	4,697,738	187,004,419
Assurance type warranty	320,209	2,410,329	95,948,768
Long-term intellectual property license	—	2,228,752	88,720,672
Impairment of long-lived assets	539,442	1,859,284	74,013,136
Written-off R&D expenses	3,252,649	926,667	36,888,141
Excess of deductible capped interest expense carried forward	1,886,951	897,329	35,720,274
Defer revenue for service type warranty	260,364	672,449	26,768,401
Start-up costs	739,605	681,501	27,128,737
Lease liabilities	721,285	306,256	12,191,234
Provision for net realizable value of inventory	463,188	84,739	3,373,234
Others	913,798	1,151,765	45,848,692
Total deferred tax assets	21,659,458	25,970,510	1,033,816,727
Less valuation allowance	(19,115,404)	(23,856,767)	(949,674,257)
Total deferred tax assets, net amount	2,544,054	2,113,743	84,142,470

Deferred tax liabilities
Deferred tax liabilities from lease back transaction	(2,437,689)	(2,892,467)	(115,141,396)
Right-of-use assets	(721,285)	(306,256)	(12,191,234)
Others	(323,723)	(211,803)	(8,431,312)
Total deferred tax liabilities	(3,482,697)	(3,410,526)	(135,763,943)
Net deferred tax liabilities	(938,643)	(1,296,783)	(51,621,472)
Reflected in the consolidated balance sheet as follows:
Deferred tax assets	—	—	—
Deferred tax liabilities	(938,643)	(1,296,783)	(51,621,472)
Deferred tax liabilities, net	(938,643)	(1,296,783)	(51,621,472)

19.CORPORATE INCOME TAX (continued)

19.3 Valuation allowance for deferred tax assets

Full valuation allowances have been provided where, based on all available evidence, management determined that it is more likely than not that deferred tax assets will not be realizable in future tax years. Movement of valuation allowance is as follow:

	For the year ended December 31,
	2023	2024	2025	2025
	VND million	VND million	VND million	USD
Balance at beginning of the year	7,911,734	12,513,175	19,115,404	760,933,243
Net change in valuation allowance	4,601,441	6,602,229	4,741,363	188,741,013
Balance at end of the year	12,513,175	19,115,404	23,856,767	949,674,257

Tax losses carried forward

In August, 2025, a portion of VinFast Vietnam’s accumulated tax losses was spun-off to Novatech, amounting to VND44,125.2 billion (USD1,756.5 million) due to spin-off transaction described in Note 3.

As of December 31, 2025, the Group had accumulated tax losses of VND60,453.9 billion (USD2,406.5 million) available for offset against future taxable profit. These are estimated accumulated tax losses as per the CIT declarations of the consolidated entities which have not been finalized by the local tax authorities as of the date of these consolidated financial statements.

No deferred tax assets have been recognized in respect of these accumulated tax losses because future taxable proﬁt cannot be ascertained at this stage.

As of December 31, 2025, the Vietnamese entities is entitled to carry tax losses forward to offset against taxable income arising within 5 years subsequent to the year which the loss was incurred. As at the consolidated balance sheet date, the Vietnamese entities had accumulated tax losses of approximately VND28,924.0 billion, of which tax losses that will be forfeited in 2026 is approximately VND3,994.8 billion, available for offset against future taxable income within five years subsequent to the year in which the loss incurred.

As of December 31, 2025, the Group has accumulated tax losses arising in subsidiaries other than Vietnam of VND31,529.9 billion (USD1,255.1 million) that will be carried for deduction against future taxable profit depending on the local tax regulations.

Non-deductible interest expense

The Group is entitled to carry forward interest expense exceeding the regulated threshold that have not been deducted when calculating CIT for the current year (“non-deductible interest expenses”) to the following years when determining the total deductible interest expenses of the following year. The non-deductible interest expense can be carried forward to 5 consecutive years subsequent to the year in which the non-deductible interest expense incurred. The Group has not recorded deferred tax assets for the accumulated non-deductible interest expenses as at 31 December 2025 due to uncertainty over whether the non-deductible interest expenses will be utilised in the remaining time limit or not.

Uncertain tax position

The management takes into account the requirement of ASC 740 for all uncertainty over income tax treatments. In determining the treatment for uncertain tax positions, the management considers either the probability of whether the relevant taxation authority will accept the tax treatment under tax law or preparing its income tax filings and supporting tax treatments. Based on the reasonable estimates and prudent judgements of the management, it is more likely than not that the taxation authority will accept all uncertain tax treatments of the Group. Accordingly, the Group did not record any uncertain tax position as of December 31, 2025 and 2024.

19.CORPORATE INCOME TAX (Continued)

19.3 Valuation allowance for deferred tax assets (continued)

Income tax returns are filed in multiple jurisdictions and are subject to examination by taxing authorities throughout the world. We have open tax years from 2020 to 2025 with various significant tax jurisdictions. Tax authorities may have the ability to review and adjust net operating loss or tax credit carryforwards that were generated prior to these periods if utilized in an open tax year. These open years contain matters that could be subject to differing interpretations of applicable tax laws and regulations as they relate to the amount, character, timing or inclusion of revenue and expenses or the sustainability of income tax credits for a given audit cycle.